COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022	May 15, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Operating Leases		$ 291,040	$ 301,321
Accrued compensation				$ 156,000
First Doctor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	$ 372,000
Second Doctor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	450,000
Third Doctor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	$ 372,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accrued compensation		2,365,500	1,870,500
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accrued compensation		2,350,500	1,863,000
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accrued compensation		$ 17,057	$ 17,057